Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31, 2021	December 31, 2020
Electronic equipment	$335,788	$53,473
Vehicles	149,442	-
Leasehold improvement	83,079	-
Office furniture	26,563	2,589
Subtotal	594,872	56,062
Construction in progress	80,330	-
Less: accumulated depreciation	(150,774)	(43,268)
Property and equipment, net	$524,428	$12,794